CONSOLIDATED STATEMENTS OF CHANGE IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Total AutoNavi Holdings Limited shareholders' equity	Ordinary shares	Additional paid-in capital	Treasury Stock	Statutory reserve	Retained earnings	Accumulated other comprehensive income	Noncontrolling interest
Balance at Dec. 31, 2010	$ 218,362	$ 214,945	$ 19	$ 169,132		$ 6,322	$ 28,023	$ 11,449	$ 3,417
Balance (in shares) at Dec. 31, 2010			188,632,684
Increase (Decrease) in Stockholders' Equity
Provision of statutory reserve						3,041	(3,041)
Vesting of nonvested shares (in shares)			35,000
Issuance of ordinary shares in connection with exercise of share options	1,232	1,232		1,232
Issuance of ordinary shares in connection with exercise of share options (in shares)			2,806,032
Share-based compensation	5,362	5,362		5,362
Dividends paid to noncontrolling interest of ADF Navigation	(468)								(468)
Net income/(loss)	38,377	36,535					36,535		1,842
Foreign currency translation adjustment	7,013	6,813						6,813	200
Balance at Dec. 31, 2011	269,878	264,887	19	175,726		9,363	61,517	18,262	4,991
Balance (in shares) at Dec. 31, 2011			191,473,716
Increase (Decrease) in Stockholders' Equity
Provision of statutory reserve						2,310	(2,310)
Repurchase of shares	(29,164)	(29,164)			(29,164)
Repurchase of shares (in shares)			(10,146,588)
Vesting of nonvested shares (in shares)			1,574,020
Issuance of ordinary shares in connection with exercise of share options	1,111	1,111		1,111
Issuance of ordinary shares in connection with exercise of share options (in shares)			2,667,792
Share-based compensation	12,536	12,536		12,536
Dividends paid to noncontrolling interest of ADF Navigation	(824)								(824)
Disposal of Xuancai	(5)	(5)				(5)
Net income/(loss)	38,184	36,508					36,508		1,676
Foreign currency translation adjustment	2,338	2,284						2,284	54
Balance at Dec. 31, 2012	294,054	288,157	19	189,373	(29,164)	11,668	95,715	20,546	5,897
Balance (in shares) at Dec. 31, 2012			185,568,940
Increase (Decrease) in Stockholders' Equity
Provision of statutory reserve						1,561	(1,561)
Issuance of ordinary shares to Alibaba Group, net of $458 offering costs	104,203	104,203	3	104,200
Issuance of ordinary shares to Alibaba Group, net of $458 offering costs (in shares)			28,019,256
Repurchase of shares	(7,244)	(7,244)			(7,244)
Repurchase of shares (in shares)			(2,384,464)
Reissuance of repurchased shares				(9,405)	9,405
Vesting of nonvested shares			1	(1)
Vesting of nonvested shares (in shares)			2,718,280
Issuance of ordinary shares in connection with exercise of share options	1,201	1,201		1,201
Issuance of ordinary shares in connection with exercise of share options (in shares)			3,262,911
Share-based compensation	12,979	12,979		12,979
Dividends paid to noncontrolling interest of ADF Navigation	(1,063)								(1,063)
Adjustment due to capital transaction of equity method investees	129	129		129
Net income/(loss)	(24,348)	(25,370)					(25,370)		1,022
Foreign currency translation adjustment	6,416	6,239						6,239	177
Balance at Dec. 31, 2013	$ 386,327	$ 380,294	$ 23	$ 298,476	$ (27,003)	$ 13,229	$ 68,784	$ 26,785	$ 6,033
Balance (in shares) at Dec. 31, 2013			217,184,923